Group balance sheet - GBP (£) £ in Millions		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Non-current assets
Intangible assets		£ 13,889	£ 14,385	£ 14,447
Property, plant and equipment		18,474	17,835	17,000
Right-of-use assets	[1]	5,391
Derivative financial instruments		2,229	1,481	1,312
Investments		20	54	53
Associates and joint ventures		12	47	38
Trade and other receivables		481	445	317
Contract assets		279	249
Deferred tax assets		300	1,347	1,326
Non-current assets		41,075	35,843	34,493
Current assets
Programme rights		310	310	272
Inventories		300	369	239
Trade and other receivables		2,704	3,222	4,014
Contract assets		1,442	1,353
Assets classified as held for sale		268	89	0
Current tax receivable		67	110	77
Derivative financial instruments		260	111	197
Investments		5,092	3,214	3,022
Cash and cash equivalents		1,549	1,666	528
Current assets		11,992	10,444	8,349
Current liabilities
Loans and other borrowings		2,842	2,100	2,281
Derivative financial instruments		46	48	50
Trade and other payables		5,794	5,790	7,168
Contract liabilities		972	1,225
Lease liabilities	[1]	812
Liabilities classified as held for sale		211	0	0
Current tax liabilities		21	15	83
Provisions		288	424	603
Current liabilities		10,986	9,602	10,185
Total assets less current liabilities		42,081	36,685	32,657
Non-current liabilities
Loans and other borrowings		16,492	14,776	11,994
Derivative financial instruments		966	892	787
Contract liabilities		179	200
Lease liabilities	[1]	5,748
Retirement benefit obligations		1,140	7,182	6,847
Other payables		754	1,479	1,326
Deferred tax liabilities		1,608	1,407	1,340
Provisions		431	582	452
Non-current liabilities		27,318	26,518	22,746
Equity
Share capital		499	499	499
Share premium		1,051	1,051	1,051
Own shares		(237)	(167)	(186)
Merger reserve		2,572	4,147	6,647
Other reserves		1,119	718	534
Retained earnings		9,759	3,919	1,366
Total equity		14,763	10,167	9,911
Total equity and liabilities		£ 42,081	£ 36,685	£ 32,657

[1]	Right-of-use assets and lease liabilities arise following adoption of IFRS 16 on 1 April 2019. See note 1 to the consolidated financial statements.